Subsequent Events - Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	May 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Subsequent Event
NUmber of shares issued	36,363,636
Ordinary shares, par value (in dollars per share)	$ 0.001
Share Price	$ 11.00
Proceeds from Issuance of Common Stock	$ 443.9
Underwriting discounts	$ 0.385
Subsequent Event | Over-Allotment Option
NUmber of shares issued	5,454,545